ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) (Details) - USD ($) $ in Millions				6 Months Ended	12 Months Ended
		Nov. 30, 2019	Mar. 15, 2018	Jun. 30, 2019	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				$ 14,668	$ 14,668		$ 13,474		$ 9,644
Other comprehensive income (loss)					590		(945)		323
Other items					173		0		0
Balance as					22,177		14,668		13,474
Chilean electricity transmission operation
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity			$ 641				641
Current tax expense reclassified from deferred tax expense							127
Reclassification adjustments on exchange differences on translation, net of tax							(35)
Australia District Energy Business
Disclosure of analysis of other comprehensive income by item [line items]
Increase (decrease) through transfer between revaluation surplus and retained earnings, equity		$ 12
Reclassification adjustments on exchange differences on translation, net of tax		$ (35)
Chilean toll roads
Disclosure of analysis of other comprehensive income by item [line items]
Reclassification adjustments on exchange differences on translation, net of tax				(38)
Limited Partners
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				4,513	4,513		4,967		4,611
Other comprehensive income (loss)					246		(205)		128
Other items					314		120		6
Balance as					5,048		4,513		4,967
Limited Partners | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	[1]			209	209		864		736
Other comprehensive income (loss)	[1]				246		(205)		128
Other items	[1]				18		(450)		0
Balance as	[1]				473		209		864
Limited Partners | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				667	667		976
Other comprehensive income (loss)					240		141
Other items					(8)		(450)
Balance as					899		667		976
Limited Partners | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(1,336)	(1,336)		(835)
Other comprehensive income (loss)					(8)		(501)
Other items					20		0
Balance as					(1,324)		(1,336)		(835)
Limited Partners | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				95	95		28
Other comprehensive income (loss)					(71)		67
Other items					6		0
Balance as					30		95		28
Limited Partners | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(96)	(96)		(26)
Other comprehensive income (loss)					14		(70)
Other items					0		0
Balance as					(82)		(96)		(26)
Limited Partners | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(33)	(33)		0
Other comprehensive income (loss)					33		(33)
Other items					0		0
Balance as					0		(33)		0
Limited Partners | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(18)	(18)		(27)
Other comprehensive income (loss)					0		9
Other items					0		0
Balance as					(18)		(18)		(27)
Limited Partners | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				930	930		748
Other comprehensive income (loss)					38		182
Other items					0		0
Balance as					968		930		748
General Partner
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				22	22		25		27
Other comprehensive income (loss)					1				(1)
Balance as					24		22		25
General Partner | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	[1]			3	3		6		7
Other comprehensive income (loss)					1	[1]	0		(1)	[1]
Other items					0		(3)	[1]
Balance as	[1]				4		3		6
General Partner | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				5	5		7
Other comprehensive income (loss)					1		1
Other items					0		(3)
Balance as					6		5		7
General Partner | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(9)	(9)		(6)
Other comprehensive income (loss)					0		(3)
Other items					0		0
Balance as					(9)		(9)		(6)
General Partner | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				2	2		1
Other comprehensive income (loss)					0		1
Other items					0		0
Balance as					2		2		1
General Partner | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	0		0
Other comprehensive income (loss)					0		0
Other items					0		0
Balance as					0		0		0
General Partner | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	0		0
Other comprehensive income (loss)					0		0
Other items					0		0
Balance as					0		0		0
General Partner | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	0		0
Other comprehensive income (loss)					0		0
Other items					0		0
Balance as					0		0		0
General Partner | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				5	5		4
Other comprehensive income (loss)					0		1
Other items					0		0
Balance as					5		5		4
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				1,823	1,823		2,012		1,860
Other comprehensive income (loss)					103		(87)		56
Other items					98		43		(6)
Balance as					2,039		1,823		2,012
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as	[1]			112	112		387		331
Other comprehensive income (loss)	[1]				103		(87)		56
Other items	[1]				8		(188)
Balance as	[1]				223		112		387
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				296	296		425
Other comprehensive income (loss)					99		59
Other items					(4)		(188)
Balance as					391		296		425
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(552)	(552)		(339)
Other comprehensive income (loss)					(3)		(213)
Other items					9		0
Balance as					(546)		(552)		(339)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				40	40		11
Other comprehensive income (loss)					(29)		29
Other items					3		0
Balance as					14		40		11
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(43)	(43)		(14)
Other comprehensive income (loss)					6		(29)
Other items					0		0
Balance as					(37)		(43)		(14)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(16)	(16)		(2)
Other comprehensive income (loss)					14		(14)
Other items					0		0
Balance as					(2)		(16)		(2)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(4)	(4)		(8)
Other comprehensive income (loss)					0		4
Other items					0		0
Balance as					(4)		(4)		(8)
Non-Controlling Interest—Redeemable Partnership Units held by Brookfield | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				391	391		314
Other comprehensive income (loss)					16		77
Other items					0		0
Balance as					407		391		314
Non-controlling interest— Exchange LP Units | Accumulated Other Comprehensive Income
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				4	4		0
Other comprehensive income (loss)					1		4
Other items					0
Balance as					5		4		0
Non-controlling interest— Exchange LP Units | Revaluation Surplus
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				2	2		0
Other comprehensive income (loss)					1		2
Other items					0
Balance as					3		2		0
Non-controlling interest— Exchange LP Units | Foreign Currency Translation
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				1	1		0
Other comprehensive income (loss)					0		1
Other items					0
Balance as					1		1		0
Non-controlling interest— Exchange LP Units | Net Investment Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	0		0
Other comprehensive income (loss)					0		0
Other items					0
Balance as					0		0		0
Non-controlling interest— Exchange LP Units | Cash Flow Hedges
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				(1)	(1)		0
Other comprehensive income (loss)					0		(1)
Other items					0
Balance as					(1)		(1)		0
Non-controlling interest— Exchange LP Units | Marketable Securities
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	0		0
Other comprehensive income (loss)					0		0
Other items					0
Balance as					0		0		0
Non-controlling interest— Exchange LP Units | Unrealized Actuarial Losses
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				0	0		0
Other comprehensive income (loss)					0		0
Other items					0
Balance as					0		0		0
Non-controlling interest— Exchange LP Units | Equity accounted investments
Disclosure of analysis of other comprehensive income by item [line items]
Balance as				$ 2	2		0
Other comprehensive income (loss)					0		2
Other items					0
Balance as					$ 2		$ 2		$ 0

[1]	Refer to Note 28 Accumulated Other Comprehensive Income (Loss) for an analysis of accumulated other comprehensive income (loss) by item.